INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES:

The income tax provision differs from the amount computed by applying the combined Canadian federal and provincial tax rates to earnings before income taxes. The reasons for the difference and the related tax effects are as follows:

	2017	2016

Earnings before income taxes	$376,816	$351,838
Applicable tax rate	26.8%	26.8%
Income taxes at applicable statutory rate	101,100	94,398

(Decrease) increase in income taxes resulting from:
Effect of different tax rates on earnings of foreign subsidiaries	(89,722)	(83,208)
Income tax recovery and other adjustments related to prior taxation years	(1,676)	(4,822)
Effect of reduction in tax rate	(1,633)	—
Effect of revaluation of deferred taxes on intangible assets	(62,228)	—
Non-recognition of tax benefits related to tax losses and temporary differences	62,488	1,545
Effect of non-deductible expenses and other	6,153	(2,713)
Total income tax expense	$14,482	$5,200
Average effective tax rate	3.8%	1.5%

The Company’s applicable statutory tax rate is the Canadian combined rate applicable in the jurisdictions in which the Company operates.

The details of income tax expense are as follows:

	2017	2016

Current income taxes, includes a recovery of $1,368
(2016 - recovery of $2,725) relating to prior taxation years	$9,587	$8,356

Deferred income taxes:
Reduction in tax rate	(1,633)	—
Revaluation of deferred taxes on intangible assets	(62,228)	—
Origination and reversal of temporary differences	6,576	(1,059)
Non-recognition of tax benefits related to tax losses and temporary differences	62,488	—
Recognition of tax benefits relating to prior taxation years	(308)	(2,097)
	4,895	(3,156)
Total income tax expense	$14,482	$5,200

On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act (U.S. Tax Reform). The U.S. Tax Reform reduces the statutory federal corporate income tax rate from 35% to 21% effective January 1, 2018, and makes other changes to U.S. corporate tax laws. During the fourth quarter of fiscal 2017, the Company revalued the net deferred tax liability position in its U.S. subsidiaries, to reflect the change in the statutory federal corporate income tax rate that will take effect in 2018, resulting in an income tax recovery of $1.6 million. In addition, the Company incurred a net deferred tax expense of $3.3 million in fiscal 2017 relating to an internal organizational realignment of its Branded Apparel business unit, consisting of a $56.5 million increase in the non-recognition of deferred income tax assets and a $9.0 million reduction in deferred income tax assets relating to the reversal of temporary differences, less a $62.2 million revaluation of deferred income tax liabilities.

18. INCOME TAXES (continued):

Significant components of the Company’s deferred income tax assets and liabilities relate to the following temporary differences and unused tax losses:

	December 31, 2017	January 1, 2017

Deferred tax assets:
Non-capital losses	$75,433	$76,345
Non-deductible reserves and accruals	5,712	49,856
Property, plant and equipment	9,629	7,239
Other items	6,609	4,946
	97,383	138,386
Unrecognized deferred tax assets	(67,152)	(27,529)
Deferred tax assets	$30,231	$110,857

Deferred tax liabilities:
Property, plant and equipment	$(24,239)	$(32,703)
Intangible assets	(9,705)	(76,654)
Deferred tax liabilities	$(33,944)	$(109,357)
Deferred income taxes	$(3,713)	$1,500

The details of changes to deferred income tax assets and liabilities were as follows:

	2017	2016

Balance, beginning of fiscal year, net	$1,500	$2,793

Recognized in the statements of earnings:
Non-capital losses	31,202	9,847
Non-deductible reserves and accruals	(41,052)	3,004
Property, plant and equipment	(3,062)	(11,438)
Intangible assets	66,888	498
Other	1,984	2,790
Reduction in tax rate	1,633	—
Unrecognized deferred tax assets	(62,488)	(1,545)
	(4,895)	3,156

Business acquisitions	—	(4,542)
Other	(318)	93
Balance, end of fiscal year, net	$(3,713)	$1,500

As at December 31, 2017, the Company has tax credits, capital and non-capital loss carryforwards, and other deductible temporary differences available to reduce future taxable income for tax purposes representing a tax benefit of approximately $67.2 million, for which no deferred tax asset has been recognized (January 1, 2017 - $27.5 million), because the criteria for recognition of the tax asset was not met. The tax credits and capital and non-capital loss carryforwards expire between 2018 and 2037. The recognized deferred tax asset is supported by projections of future profitability of the Company.

The Company has not recognized a deferred income tax liability for the undistributed profits of subsidiaries operating in foreign jurisdictions, as the Company currently has no intention to repatriate these profits. If expectations or intentions change in the future, the Company may be subject to an additional tax liability upon distribution of these earnings in the form of dividends or otherwise. As at December 31, 2017, a deferred income tax liability of approximately $68 million would result from the recognition of the taxable temporary differences of approximately $305 million.